Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense on intangible assets	$ 66,949	$ 67,991	$ 199,001	$ 201,156
Impairment Expense	$ 0	$ 119	$ 657	$ 795